Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	SFr (18,418)	SFr 12,534		SFr (8,470)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	411	(364)		40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	8,386	(1,372)		14,286
Purchase of investment securities	(557)	(683)		(86)
Proceeds from sale of investment securities	6	255		14
Investments in subsidiaries and other investments	(284)	(546)		(1,094)
Proceeds from sale of other investments	1,133	1,770		1,967
Maturities of investment securities	1,007	567		318
(Increase)/decrease in loans	(17,309)	(13,701)		(14,779)
Proceeds from sale of loans	4,612	5,981		9,938
Capital expenditures for premises and equipment and other intangible assets	(1,133)	(989)		(950)
Proceeds from sale of premises and equipment and other intangible assets	30	80		60
Other, net	537	342		65
Net cash provided by/(used in) investing activities	(3,161)	(8,660)		9,779
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	24,684	2,006		3,187
Increase/(decrease) in short-term borrowings	6,911	(2,985)		5,507
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3,491	(2,052)		(5,251)
Issuances of long-term debt	34,911	33,308		43,567
Repayments of long-term debt	(46,290)	(43,858)		(62,644)
Issuances of common shares	0			0
Sale of treasury shares	0	0		0
Repurchase of treasury shares	0	0		0
Dividends paid/capital repayments	(11)	(15)		(13)
Other, net	208	(494)		3,619
Net cash provided by/(used in) financing activities	23,904	(14,090)		(12,028)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(595)	20		(837)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	1,730	(10,196)		(11,556)
Cash and due from banks at beginning of period	99,314	109,510	[1]	121,066
Cash and due from banks at end of period	SFr 101,044	SFr 99,314		SFr 109,510	[1]

[1]	Includes restricted cash.